UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22885

(Investment Company Act file number)

Broadview Funds Trust

(Exact name of registrant as specified in charter)

330 East Kilbourn Avenue, Suite 1475

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

(414) 918-3900

(Registrant's telephone number)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 - December 31, 2017

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
BROADVIEW OPPORTUNITY FUND	December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (93.70%)
CONSUMER DISCRETIONARY (6.01%)
Diversified Consumer Services (0.54%)
Sotheby's(a)	63,400	$3,271,440

Hotels, Restaurants & Leisure (1.77%)
Chuy's Holdings, Inc.(a)	378,607	10,619,926

Leisure Products (1.46%)
Brunswick Corp.	159,010	8,780,532

Media (0.87%)
National CineMedia, Inc.	762,731	5,232,335

Multiline Retail (0.77%)
Nordstrom, Inc.	97,600	4,624,288

Specialty Retail (0.60%)
Hibbett Sports, Inc.(a)	177,051	3,611,841

CONSUMER STAPLES (3.88%)
Beverages (1.41%)
Boston Beer Co., Inc. - Class A(a)	44,400	8,484,840

Food Products (2.47%)
B&G Foods, Inc.	135,300	4,755,795
Freshpet, Inc.(a)	530,517	10,053,297
		14,809,092
ENERGY (5.23%)
Energy Equipment & Services (0.52%)
Superior Energy Services, Inc.(a)	326,500	3,144,195

Oil, Gas & Consumable Fuels (4.71%)
EQT Corp.	23,700	1,349,004
Oasis Petroleum, Inc.(a)	635,400	5,343,714
Parsley Energy, Inc. - Class A(a)	165,700	4,878,208
Range Resources Corp.	343,500	5,860,110
Whiting Petroleum Corp.(a)	163,300	4,324,184
WPX Energy, Inc.(a)	462,100	6,501,747
		28,256,967
FINANCIALS (20.48%)
Banks (13.87%)
Bank of the Ozarks, Inc.	147,391	7,141,094
Chemical Financial Corp.	131,237	7,017,242
CoBiz Financial, Inc.	667,067	13,334,669
First Horizon National Corp.	141,700	2,832,583
Guaranty Bancorp	230,567	6,375,178
IBERIABANK Corp.	62,900	4,874,750
LegacyTexas Financial Group, Inc.	297,481	12,556,673
Renasant Corp.	36,194	1,479,973
Western Alliance Bancorp(a)	269,300	15,247,766
Zions Bancorporation	245,300	12,468,599
		83,328,527
Consumer Finance (1.09%)
PRA Group, Inc.(a)	197,250	6,548,700

Insurance (4.70%)
MGIC Investment Corp.(a)	1,999,875	28,218,236

Real Estate (0.82%)
Realogy Holdings Corp.	186,000	4,929,000

	Shares	Value
COMMON STOCKS (93.70%) (continued)
HEALTH CARE (10.63%)
Biotechnology (0.70%)
Natera, Inc.(a)	469,752	$4,223,070

Health Care Equipment & Supplies (1.49%)
K2M Group Holdings, Inc.(a)	429,815	7,736,670
NxStage Medical, Inc.(a)	49,381	1,196,502
		8,933,172
Health Care Providers & Services (8.02%)
Acadia Healthcare Co., Inc.(a)	105,100	3,429,413
AMN Healthcare Services, Inc.(a)	153,800	7,574,650
Diplomat Pharmacy, Inc.(a)	293,200	5,884,524
Encompass Health Corp	330,102	16,310,340
MEDNAX, Inc.(a)	67,200	3,591,168
Premier, Inc. - Class A(a)	179,100	5,227,929
Select Medical Holdings Corp.(a)	348,280	6,147,142
		48,165,166
Pharmaceuticals (0.42%)
Catalent, Inc.(a)	62,363	2,561,872

INDUSTRIALS (17.10%)
Aerospace & Defense (1.56%)
KLX, Inc.(a)	137,500	9,384,375

Building Products (3.29%)
BMC Stock Holdings, Inc.(a)	503,961	12,750,214
Masco Corp.	159,613	7,013,395
		19,763,609
Commercial Services & Supplies (1.21%)
Mobile Mini, Inc.	210,239	7,253,245

Electrical Equipment & Services (0.63%)
Generac Holdings, Inc.(a)	76,051	3,766,046

Industrial Conglomerates (1.16%)
Carlisle Cos., Inc.	61,300	6,966,745

Machinery (7.10%)
Astec Industries, Inc.	93,337	5,460,214
Crane Co.	101,300	9,037,986
Gardner Denver Holdings, Inc.(a)	180,900	6,137,937
Kornit Digital, Ltd.(a)	146,400	2,364,360
Rexnord Corp.(a)	511,800	13,317,036
Welbilt, Inc.(a)	268,852	6,320,711
		42,638,244
Professional Services (0.97%)
Kforce, Inc.	231,750	5,851,687

Trading Companies & Distribution (1.18%)
MRC Global, Inc.(a)	189,300	3,202,956
MSC Industrial Direct Co., Inc. - Class A	40,401	3,905,161
		7,108,117
INFORMATION TECHNOLOGY (15.46%)
Communications Equipment (2.02%)
Ciena Corp.(a)	580,200	12,143,586

Electronic Equipment & Instruments (1.69%)
Sensata Technologies Holding N.V.(a)	133,000	6,797,630
Zebra Technologies Corp. - Class A(a)	32,100	3,331,980
		10,129,610
Internet Software & Services (0.57%)
Hortonworks, Inc.(a)	171,500	3,448,865

IT Services (4.50%)
Acxiom Corp.(a)	149,541	4,121,350
FireEye, Inc.(a)	409,300	5,812,060

	Shares	Value
COMMON STOCKS (93.70%) (continued)
INFORMATION TECHNOLOGY (15.46%) (continued)
IT Services (4.50%) (continued)
Imperva, Inc.(a)	147,600	$5,859,720
PROS Holdings, Inc.(a)	189,700	5,017,565
Tableau Software, Inc. - Class A(a)	89,950	6,224,540
		27,035,235
Semiconductors & Semiconductor Equipment (2.58%)
Ichor Holdings, Ltd.(a)	194,650	4,788,390
Marvell Technology Group, Ltd.	317,100	6,808,137
Veeco Instruments, Inc.(a)	262,600	3,899,610
		15,496,137
Software (4.10%)
CommVault Systems, Inc.(a)	212,800	11,172,000
CyberArk Software, Ltd.(a)	98,245	4,066,360
PTC, Inc.(a)	100,119	6,084,232
Sabre Corp.	159,650	3,272,825
		24,595,417
MATERIALS (14.91%)
Chemicals (6.22%)
Ferro Corp.(a)	560,703	13,226,984
Kraton Corp.(a)	265,470	12,787,690
Olin Corp.	132,900	4,728,582
Westlake Chemical Corp.	62,100	6,615,513
		37,358,769
Construction Materials (4.84%)
Summit Materials, Inc. - Class A(a)	362,834	11,407,501
US Concrete, Inc.(a)	41,500	3,471,475
Vulcan Materials Co.	110,550	14,191,303
		29,070,279
Containers & Packaging (1.37%)
Sealed Air Corp.	166,600	8,213,380

Metals & Mining (2.48%)
Allegheny Technologies, Inc.(a)	405,400	9,786,356
U.S. Silica Holdings, Inc.	157,886	5,140,768
		14,927,124

TOTAL COMMON STOCKS
(COST $421,574,616)		562,893,669

SHORT-TERM SECURITY (6.66%)
MONEY MARKET FUND (6.66%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 7 Day Yield 1.200%	40,011,780	40,011,780

TOTAL SHORT-TERM SECURITY
(COST $40,011,780)		40,011,780

TOTAL INVESTMENTS (100.36%)
(COST $461,586,396)		602,905,449

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.36%)		(2,188,938)

NET ASSETS 100.00%		$600,716,511

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments

Broadview Opportunity Fund	Notes to Quarterly Schedule of Investments

December 31, 2017 (unaudited)

1. ORGANIZATION

Broadview Funds Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 9, 2013 as a Delaware statutory trust. The Trust currently offers one series, the Broadview Opportunity Fund (the “Fund”). The Fund is a diversified portfolio with an investment objective to seek capital appreciation.

On November 25, 2013, shareholders of the FMI Focus Fund, a series of FMI Funds, Inc. (the “Predecessor Fund”), approved a tax-free reorganization under which all assets and liabilities of the Predecessor Fund were transferred to the Fund, a series of the Trust, at the close of business on November 29, 2013. The Predecessor Fund commenced operations on December 16, 1996. On the date of the reorganization, the Predecessor Fund was deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and the financial highlights reflect the operations of the Predecessor Fund for periods prior to the reorganization date.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financials Services- Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are fair valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, at the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale is reported, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of December 31, 2017, there were no securities that were internally fair valued by the investment adviser. Variable rate demand notes are recorded at par value which approximates market value. Money market funds, representing short-term investments, are valued at their net asset value. Other short-term investments with maturities of 60 days or less are valued at fair value.

Securities Transactions and Related Investment Income — Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. For financial reporting purposes, investment transactions are recorded on the trade date.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under GAAP:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the year ended December 31, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2017:

Broadview Opportunity Fund
	Valuation Inputs
Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$562,893,669	$–	$–	$562,893,669
Short-Term Security	40,011,780	–	–	40,011,780
Total	$602,905,449	$–	$–	$602,905,449

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2017.

For the period ended December 31, 2017, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadview Funds Trust

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	February 28, 2018

By:	/s/ Aaron J. Garcia
Aaron J. Garcia, Chief Financial Officer
(Principal Financial Officer)
Date:	February 28, 2018